Fair Value of Debt (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt	[1]	$ 1,499.4	$ 1,521.2
Long-term debt, fair value		1,552.3	1,610.3
Short-term debt	[1]	39.6	79.6
Short-term debt, fair value		39.6	79.6
U.S. Private Placement - Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt	[1]	1,421.5	1,424.2
Long-term debt, fair value		1,472.6	1,510.2
Medium-term Notes
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt	[1]	77.8	83.2
Long-term debt, fair value		79.6	86.3
Other Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt	[1]	0.1	13.8
Long-term debt, fair value		0.1	13.8
Overdrafts and Other Short-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Short-term debt	[1]	39.4	57.8
Short-term debt, fair value		39.4	57.8
Short-Term Portion of Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Short-term debt	[1]	0.2	21.8
Short-term debt, fair value		$ 0.2	$ 21.8

[1]	Debt as reported in balance sheet.